Note 5 - Revenues (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 03, 2014
Number of Suspended Saltwater Injection Wells	2			2
Revenue from Contract with Customer, Excluding Assessed Tax	$ 80,515	$ 81,180
Accounts Receivable, Allowance for Credit Loss, Ending Balance	300	300
Contract with Customer, Asset, after Allowance for Credit Loss	567	599	$ 578
Contract with Customer, Liability	$ 3,400	$ 3,600
Customer Concentration Risk [Member] | Sales Revenue, Net to External Customers [Member] | Two Customers [Member]
Concentration Risk, Percentage	12.00%	22.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers	2	1
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Customers [Member]
Concentration Risk, Percentage	6.00%	14.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Concentration Risk, Percentage		16.00%
Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 44,611	$ 49,763
Revenue from Contract with Customer, Excluding Assessed Tax, Percentage	55.00%	61.00%
Accounts Receivable, after Allowance for Credit Loss	$ 8,400	$ 10,000
Waste Management Services [Member] | Maximum [Member]
Contract Term (Year)	1 year
Waste Management Services [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net to External Customers [Member]
Number of Major Customers	2	1
Waste Management Services [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net to External Customers [Member] | Two Customers [Member]
Concentration Risk, Percentage	12.00%
Waste Management Services [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net to External Customers [Member] | One Customer [Member]
Concentration Risk, Percentage		22.00%
Waste Management Services [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Customers [Member]
Concentration Risk, Percentage	6.00%
Waste Management Services [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer [Member]
Concentration Risk, Percentage		14.00%
Waste Management Services [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Major Customers		1
Waste Management Services [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Concentration Risk, Percentage		18.00%
Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 35,984	$ 31,497
Revenue from Contract with Customer, Excluding Assessed Tax, Percentage	45.00%	39.00%
Number of Golf Courses	4
Accounts Receivable, after Allowance for Credit Loss	$ 1,100	$ 1,100
Golf and Related Operations [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Membership Agreement, Term	1 year
Salt Water Injection Wells [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 0	0
Customer Advance Deposits [Member]
Contract with Customer, Liability	$ 1,223	$ 965	$ 795